CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 64,481	$ 53,324
Financial assets at fair value through profit or loss	1,670	1,825
Restricted bank deposits	147	69
Other receivables	2,869	1,125
TOTAL CURRENT ASSETS	69,167	56,343
NON-CURRENT ASSETS:
Other assets	1,696
Property and equipment	12,143	8,206
TOTAL NON-CURRENT ASSETS	13,839	8,206
TOTAL ASSETS	83,006	64,549
Accounts payable and accruals:
Trade	5,256	1,854
Other	4,079	3,893
TOTAL CURRENT LIABILITIES	9,335	5,747
EQUITY:
Ordinary shares	727	727
Share premium	183,998	148,968
Currency translation differences	(378)	(378)
Accumulated deficit	(110,676)	(90,515)
TOTAL EQUITY	73,671	58,802
TOTAL LIABILITIES AND EQUITY	$ 83,006	$ 64,549